Other operating income	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Other operating income	Other operating income
Other operating income totaled €1,231 million in 2025, versus €1,089 million in 2024 and €979 million in 2023.
Other operating income includes (i) gains from asset divestments, amounting to €485 million in 2025 (versus €539 million in 2024 and €484 million in 2023); (ii) out-licensing income from Amvuttra®, amounting to €475 million in 2025 (versus €186 million in
2024 and €102 million in 2023); and (iii) income from Sanofi’s pharmaceutical partners, amounting to €189 million in 2025
(including €149 million from Regeneron, see Note D.26. below and Note C.1.), compared with €221 million in 2024 (including €166 million from Regeneron), and €285 million in 2023.
2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued
operation (2024).